GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	$ 1,176
Acquisitions through business combinations, intangible assets and goodwill	3,664
Goodwill derecognised without having previously been included in disposal group classified as held for sale	71
Goodwill, ending balance	4,769
Carlin
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	0
Acquisitions through business combinations, intangible assets and goodwill	1,294
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	1,294
Cortez
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	514
Acquisitions through business combinations, intangible assets and goodwill	210
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	724
Turquoise Ridge
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	528
Acquisitions through business combinations, intangible assets and goodwill	194
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	722
Phoenix
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	0
Acquisitions through business combinations, intangible assets and goodwill	119
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	119
Goldrush
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	0
Acquisitions through business combinations, intangible assets and goodwill	175
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	175
Hemlo
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	63
Acquisitions through business combinations, intangible assets and goodwill	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	63
Kalgoorlie
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	71
Acquisitions through business combinations, intangible assets and goodwill	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	(71)
Goodwill, ending balance	0
Loulo Gounkoto
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	0
Acquisitions through business combinations, intangible assets and goodwill	1,672
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	$ 1,672